Description of Organization and Business Operations and Liquidity (Details)			3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 06, 2023 USD ($) item	Jan. 14, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) D $ / shares shares	Jan. 09, 2024 shares	Dec. 31, 2022 USD ($) item $ / shares shares	Jul. 09, 2023 USD ($)	Apr. 03, 2023 USD ($)	Dec. 31, 2021 $ / shares
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		11,500,000
Unit price | $ / shares		$ 10.10
Proceeds from issuance of units		$ 116,150,000
Number of shares of common stock to be issued | shares					250,000
Percentage of assets held in trust required			80.00%		80.00%		80.00%
Percentage of post transaction ownership required			50.00%		50.00%		50.00%
Common stock subject to possible redemption, redemption price per share | $ / shares			$ 10.73		$ 10.73		$ 10.10
Minimum amount of net intangible assets			$ 5,000,001		$ 5,000,001		$ 5,000,001
Percentage of shares subject to lockup provision					15.00%		15.00%
Percentage of commitment redemption					100.00%		100.00%
Maximum number of times for extension of the date by which the company has to consummate business combination | item	6
Additional extension period each time for the company to consummate business combination	1 month
Deposit into the Trust Account for each one-month extension	$ 10,000
Payment of a nominal fee								$ 100
Aggregate number of shares, stockholders elected to redeem | shares						11,225,733
Redemptions in connection with extensions as percentage of common stock outstanding						97.60%
Number of days from closing of IPO for shares redemption					10		10
Maximum amount of dissolution expenses			$ 100,000		$ 100,000		$ 100,000
Share price per share | $ / shares			$ 10.10		$ 10.10		$ 10.10
Minimum net tangible assets upon consummation of the Business Combination									$ 50,000,000
Bank balance			$ 302,582		$ 302,582		$ 809,481
Working capital deficit			$ 2,870,709		$ 2,870,709		248,249
Common stock subject to possible redemption
Description of Organization and Business Operations and Liquidity
Proceeds from issuance of units							$ 115,000,000
Common stock subject to possible redemption, redemption price per share | $ / shares			$ 10.73		$ 10.73		$ 10.20			$ 0
Number of shares redeemed | shares			11,194,590
Value of shares redeemed			$ (4,893,008)	$ (109,436,586)
IPO
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		10,000,000
Unit price | $ / shares		$ 10.00
Proceeds from issuance of units		$ 100,000,000
Number of shares in a unit | shares		1
Number of warrants in a unit | shares		1
Number of shares issuable per warrant (in shares) | shares		1
Exercise price of warrant | $ / shares		$ 11.50
Aggregate offering cost					$ 1,029,116		$ 1,029,116
Underwriters fees					500,000		500,000
Other offering cost					$ 529,116		$ 529,116
Percentage of marketing agreement fees payable					4.50%
Aggregate amount due to A.G.P					$ 5,175,000
Over-allotment Units
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		1,500,000			1,500,000		1,500,000
Unit price | $ / shares		$ 10.00
Proceeds from issuance of units		$ 15,000,000
Private Placement
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		361,000
Unit price | $ / shares		$ 10.00
Proceeds from issuance of units		$ 3,610,000
Number of shares in a unit | shares		1
Number of warrants in a unit | shares		1
Exercise price of warrant | $ / shares		$ 11.50
Number of warrants issued | shares		1
Private Placement | Western Acquisition Ventures Sponsor LLC
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		15,000
Proceeds from issuance of units		$ 150,000